J.P. Morgan Mortgage Trust 2020-INV2 ABS-15G

Exhibit 99.11

Deloitte & Touche LLP Suite 400 Harborside Plaza 10 Jersey City, NJ 07311 USA Tel: +1 212 937 8200 Fax: +1 212 937 8298 www.deloitte.com

J.P. Morgan Acceptance Corporation II

383 Madison Avenue

New York, New York 10179

Independent Accountants’ Report

on Applying Agreed-Upon Procedures

We have performed the procedures described below, which were agreed to by J.P. Morgan Acceptance Corporation II (the “Company”) and J.P. Morgan Securities LLC (together with the Company, the “Specified Parties”) related to their evaluation of certain information with respect to a portfolio of mortgage loans in connection with the proposed offering of J.P. Morgan Mortgage Trust 2020-INV2, Mortgage Pass-Through Certificates, Series 2020-INV2.

The information set forth on the Initial Statistical Loan File and Subsequent Statistical Loan File (each as defined below) is the responsibility of the Company. The sufficiency of these procedures is solely the responsibility of the Specified Parties of this report. Consequently, we make no representations regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Agreed-Upon Procedures of the Initial Statistical Loan File:

On February 27, 2020, representatives of the Company provided us a mortgage loan listing with respect to 1,318 mortgage loans (the “Initial Mortgage Loan Listing”). At your instruction, we randomly selected 268 mortgage loans from the Mortgage Loan Listing (the “Initial Sample Loans”).

Additionally, on March 2, 2020, representatives of the Company provided us with a computer generated mortgage loan data file and related record layout containing data with respect to each of the 1,318 mortgage loans indicated on the Initial Mortgage Loan Listing (the “Initial Statistical Loan File”).

At your instruction, we performed certain comparisons and recomputations for each of the Initial Sample Loans relating to the mortgage loan characteristics (the “Initial Sample Characteristics”) set forth on the Initial Statistical Loan File and indicated below.

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Initial Sample Characteristics

1.       Loan number (for control purposes only)

2.       Origination date

3.       Loan type (fixed or adjustable)

4.       Balloon indicator (yes/no)

5.       Negative amortization indicator (yes/no)

6.       Original principal balance

7.       Interest rate

8.       Monthly P&I payment*

9.       First payment date

10.       Original term to maturity

11.       Property city

12.       Property state

13.       Property zip code

14.       Prepayment penalty term (if applicable)

15.       Interest only term (if applicable)

16.       Occupancy status

17.       Self-employment flag

18.       Property type

19.       Appraisal report date

20.       Appraised value

21.       Loan purpose

22.       Sales price (if applicable)

23.       Borrower Score 1

24.       Borrower Score 2 (if applicable)

25.       Borrower Score 3 (if applicable)

26.       Co-Borrower Score 1 (if applicable)

27.       Co-Borrower Score 2 (if applicable)

28.       Co-Borrower Score 3 (if applicable)

29.       Current qualifying credit score

30.       Lien position

31.       Junior lien balance (if applicable)

32.       Primary mortgage insurance company (if applicable)

33.       Primary mortgage insurance level (if applicable)

34.       Original loan-to-value ratio

35.       Combined loan-to-value ratio

36.       Pledged collateral amount (if applicable)

37.       Modification indicator (yes or no)

38.       Modification date**

* For non-interest only loans only

** For Initial Sample Loans that are modified loans and not a Recast Loan (as defined below) only

We compared Initial Sample Characteristic 2. to the corresponding information set forth on or derived from the respective Fixed Rate Note (the “Note”); Initial Sample Characteristics 3. through 13. to the Note, “Automatic Loan Payment Agreement” (if applicable) or the “Modification Agreement” (if applicable); Initial Sample Characteristic 14. to the Note or Prepayment Penalty Rider (collectively, the “Prepayment Penalty Rider”); Initial Sample Characteristic 15. to the Note or Interest Only Addendum (collectively, the “Interest Only Addendum”); Initial Sample Characteristics 16. and 17. to the Residential Loan Application or Uniform Underwriting and Transmittal Summary (collectively, the “Application”); Initial Sample Characteristics 18. through 20. to the Uniform Residential Appraisal Report (the “Appraisal Report”); Initial Sample Characteristic 21. (for those Initial Sample Loans for which the “loan purpose” field appearing on the Initial Statistical Loan File indicated a “first-time home purchase,” “other-than-first-time home purchase” or “construction to permanent”) to the Application and Settlement Statement or Closing Disclosure (collectively, the “Settlement Statement”); Initial Sample Characteristic 22. (for those Initial Sample Loans for which the “loan purpose” field appearing on the Initial Statistical Loan File, indicated a “first-time home purchase” or “other-than-first-time home purchase”) to the Settlement Statement; Initial Sample Characteristics 23. through 28. to the “Credit Report”; Initial Sample Characteristic 29. to a query provided to us by the Company on March 2, 2020 (the “Initial Sample Loan Current Qualifying Credit Score Query”); Initial Sample Characteristics 30. and 31. to the Junior Lien Note, Settlement Statement, Uniform Underwriting and Transmittal Summary, Subordination Agreement, Title Report or Loan Approval Summary (collectively, the “Lien Summary”); Initial Sample Characteristics 32. and 33. to the Uniform Underwriting and Transmittal Summary or Primary Mortgage Insurance Certificate (collectively, the “PMI Certificate”); Initial Sample Characteristic 36. to the “Pledged Collateral Agreement”; and Initial Sample Characteristics 37. and 38. to the corresponding information set forth on or derived from the Modification Agreement.

Further, with respect to Initial Sample Characteristic 21., for those Initial Sample Loans for which the “loan purpose” field appearing on the Initial Statistical Loan File indicated a “Cash Out: Other/Multipurpose/Unknown purpose,” “Cash Out: Home Improvement/Renovation,” “Cash Out: Debt Consolidation—Proceeds used to pay off existing loans other than loans secured by real estate,” “Rate/Term Refinance - Borrower Initiated” or “Limited Cash-Out,” we (i) observed that there is no “sales price” indicated on the Settlement Statement and (ii) recalculated the “Amount to the Borrower” as the difference between (a) the original principal balance (as set forth on the Note) and (b) the sum of (1) the unpaid principal balance of the refinanced first mortgage loan, (2) the unpaid principal balance of any “secondary financing” relating to the subject property and (3) settlement charges relating to the subject mortgage loan (each as set forth on the Settlement Statement). At the Company’s instruction, for Initial Sample Loans not originated by United Shore Financial Services (“United Shore”) or Stonegate Mortgage Corporation (“Stonegate”) (as set forth on the Initial Statistical Loan File), we assumed that the loan purpose is (a) a “cash-out refinance” if the Amount to the Borrower was greater than or equal to the greater of (i) $2,000 or (ii) 2% of the original principal balance (as set forth on the Note) and (b) a “rate and term refinance” to the extent that it was not. For Initial Sample Loans originated by United Shore or Stonegate (as set forth on the Initial Statistical Loan File), we assumed that the loan purpose is (a) a “cash-out refinance” if the Amount to the Borrower was greater than or equal to the lesser of (i) $5,000 or (ii) 1% of the original principal balance (as set forth on the Note) and (b) a “rate and term refinance” to the extent that it was not.

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With respect to Initial Sample Characteristic 34., we recomputed the original loan-to-value ratio by dividing (a) the original principal balance (as set forth on the Note) by either (b) in the case of a “first-time home purchase” or “other-than-first-time home purchase” (as determined from the Application and Settlement Statement), the lesser of (i) the appraised value (as set forth on or derived from the Appraisal Report) and (ii) sales price (as set forth on the Settlement Statement) or (c) in the case of a “rate and term refinance,” “cash-out refinance” or “construction to permanent” (as determined above or from the Application and Settlement Statement), the appraised value (as set forth on or derived from the Appraisal Report).

With respect to Initial Sample Characteristic 35., we recomputed the combined loan-to-value ratio by dividing (a) the sum of (i) the original principal balance (as set forth on the Note) and (ii) the senior or junior lien balance, if any, (as set forth on the Lien Summary) by either (b) in the case of a “first-time home purchase” or “other-than-first-time home purchase” (as determined from the Application and Settlement Statement ), the lesser of (x) the appraised value (as set forth on or derived from the Appraisal Report) and (y) the sales price (as set forth on the Settlement Statement) or (c) in the case of a “rate and term refinance,” “cash-out refinance” or “construction to permanent” (as determined above or from the Application and Settlement Statement), the appraised value (as set forth on or derived from the Appraisal Report).

At your instruction, for purposes of such comparisons:

●	with respect to Initial Sample Characteristic 2., differences of thirty days or less are deemed to be “in agreement;”

●	with respect to Initial Sample Characteristic 8., differences of $0.01 or less are deemed to be “in agreement;”

●	with respect to Initial Sample Characteristic 18., a property type indicated on the Initial Statistical Loan File, as “Condo, High Rise (5+ stories)” or “Condo, Low Rise (4 or fewer stories)” and “Condominium” (as indicated on the Appraisal Report) are deemed to be “in agreement;”

●	with respect to Initial Sample Characteristic 18., a “planned unit development” property with HOA fees of less than $100 a month (as set forth on the Appraisal Report) is deemed to be “in agreement” with a “single family detached (non-PUD)” property (as set forth on Initial Statistical Loan File);

●	with respect to Initial Sample Characteristics 18., 19. and 20. and for the recalculations of Initial Sample Characteristics 34. and 35., for those Initial Sample Loans for which the Company provided us with two or more Appraisal Reports, we were instructed by the Company to use the Appraisal Report with the most recent appraisal date, except for those Initial Sample Loans where each such Appraisal Report indicated an appraisal date less than 30 days from the origination date (as set forth on the Note), we were instructed by the Company to use the Appraisal Report with the lowest appraised value;

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●	with respect to Initial Sample Characteristic 20. and for recalculations of Initial Sample Characteristics 34. and 35., for those Initial Sample Loans not originated by Broker Solutions, Inc. (“Broker Solutions”), United Shore or Stonegate (as set forth on the Initial Statistical Loan File), for which the Company provided us with an Appraisal Report with a prior purchase date (as set forth on the Appraisal Report) within six months of the origination date (as set forth on the Note), we were instructed to use the lesser of (a) the appraised value (as set forth on the Appraisal Report) or (b) the prior sales price (as set forth on the Appraisal Report);

●	with respect to Initial Sample Characteristic 21., for those Initial Sample Loans where we observed a “sales price” indicated on the Settlement Statement, we compared a loan purpose of (i) “first-time home purchase,” to the corresponding information set forth on the Initial Statistical Loan File, if the respective Application indicates the borrower and co-borrower (if applicable) will (a) reside in the property and (b) has no ownership interest in a principal residence during the three-year period preceding the date of Application and (ii) “other-than-first-time home purchase,” to the corresponding information set forth on the Initial Statistical Loan File, if the respective Application indicates the borrower and co-borrower (if applicable) will (a) not reside in the property and/or (b) has ownership interest in a principal residence during the three-year period preceding the date of Application;

●	with respect to Initial Sample Characteristic 21., a loan purpose indicated on the Initial Statistical Loan File as (i) “Cash Out: Other/Multipurpose/Unknown purpose,” “Cash Out: Home Improvement/Renovation” or “Cash Out: Debt Consolidation—Proceeds used to pay off existing loans other than loans secured by real estate” and “cash-out refinance” (as determined herein) are deemed to be “in agreement” and (ii) “Rate/Term Refinance - Borrower Initiated” or “Limited Cash-Out” and “rate and term refinance” (as determined herein) are deemed to be “in agreement;”

●	with respect to our comparison of Initial Sample Characteristic 31., differences of $100 or less are deemed to be “in agreement;”

●	with respect to Initial Sample Characteristic 34., differences of 1.0% or less are deemed to be “in agreement,” except to the extent that the Initial Statistical Loan File identified an original loan-to-value ratio less than or equal to 80% and our recomputed original loan-to-value ratio was greater than 80%. Further, for Initial Sample Loans originated by Broker Solutions, United Shore or Stonegate (as set forth on the Initial Statistical Loan File) for which the Company provided us with an Appraisal Report with a prior purchase date (as set forth on the Appraisal Report) within 12 months of the origination date (as set forth on the Note), we were instructed to use the lesser of (a) the appraised value (as set forth on the Appraisal Report) or (b) the prior sales price (as set forth on the Appraisal Report) for purposes of our recalculation of the original loan-to-value ratio;

●	with respect to Initial Sample Characteristic 35., differences of 1.0% or less are deemed to be “in agreement,” except to the extent that the Initial Statistical Loan File identified a combined loan-to-value ratio less than or equal to 100% and our recomputed combined loan-to-value ratio was greater than 100%. Further, for Initial Sample Loans originated by Broker Solutions, United Shore or Stonegate (as set forth on the Initial Statistical Loan File) for which the Company provided us with an Appraisal Report with a prior purchase date (as set forth on the Appraisal Report) within 12 months of the origination date (as set forth on the Note), we were instructed to use the lesser of (a) the appraised value (as set forth on the Appraisal Report) or (b) the prior sales price (as set forth on the Appraisal Report) for purposes of our recalculation of the combined loan-to-value ratio; and

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●	with respect to Initial Sample Characteristic 37., for those Initial Sample Loans where we observed the existence of a Modification Agreement, we compared a modification indicator of (i) “no” to the corresponding information set forth on the Initial Statistical Loan File, if the respective Modification Agreement indicates (a) a modification that reduces the monthly P&I payment of such Initial Sample Loan and (b) the interest rate and “maturity date” set forth on the Modification Agreement is in agreement with the Note (a “Recast Loan”) and (ii) “yes” to the corresponding information set forth on the Initial Statistical Loan File, if such Initial Sample Loan is not a Recast Loan.

Agreed-Upon Procedures of the Subsequent Statistical Loan File:

On July 13, 2020, representatives of the Company provided us a mortgage loan listing with respect to 1,021 mortgage loans, including 155 Initial Sample Loans (the “Subsequent Mortgage Loan Listing”). At your instruction, we randomly selected 50 mortgage loans from the Subsequent Mortgage Loan Listing that were not Initial Sample Loans (the “Subsequent Sample Loans”).

Additionally, on July 13, 2020, representatives of the Company provided us with a computer generated mortgage loan data file and related record layout containing data with respect to each of the 1,021 mortgage loans indicated on the Subsequent Mortgage Loan Listing (the “Subsequent Statistical Loan File”).

At your instruction, we performed certain comparisons and recomputations for each of the Subsequent Sample Loans relating to the mortgage loan characteristics (the “Subsequent Sample Characteristics”) set forth on the Subsequent Statistical Loan File and indicated below.

Subsequent Sample Characteristics

1.       Loan number (for control purposes only)

2.       Origination date

3.       Loan type (fixed or adjustable)

4.       Balloon indicator (yes/no)

5.       Original principal balance

6.       Interest rate

7.       Monthly P&I payment*

8.       First payment date

9.       Original term to maturity

10.       Property city

11.       Property state

12.       Property zip code

13.       Prepayment penalty term (if applicable)

14.       Interest only term (if applicable)

15.       Occupancy status

16.       Self-employment flag

17.       Property type

18.       Appraisal report date

19.       Appraised value

20.       Loan purpose

21.       Sales price (if applicable)

22.       Borrower Score

23.       Co-Borrower Score (if applicable)

24.       Current qualifying credit score

25.       Lien position

26.       Junior lien balance (if applicable)

27.       Original loan-to-value ratio

28.       Combined loan-to-value ratio

29.       Modification indicator (yes or no)

30.       Modification date**

* For non-interest only loans only

** For Subsequent Sample Loans that are modified loans and not a Recast Loan (as defined below) only

We compared Subsequent Sample Characteristic 2. to the corresponding information set forth on or derived from the Note; Subsequent Sample Characteristics 3. through 12. to the Note, Automatic Loan Payment Agreement (if applicable) or the Modification Agreement (if applicable); Subsequent Sample Characteristic 13. to the Prepayment Penalty Rider; Subsequent Sample Characteristic 14. to the Interest Only Addendum; Subsequent Sample Characteristics 15. and 16. to the Application; Subsequent Sample Characteristics 17. through 19. to the Appraisal Report; Subsequent Sample Characteristic 20. (for those Subsequent Sample Loans for which the “loan purpose” field appearing on the Subsequent Statistical Loan File indicated a “Purchase” or “Construction to Permanent”) to the Settlement Statement; Subsequent Sample Characteristic 21. (for those Subsequent Sample Loans for which the “loan purpose” field appearing on the Subsequent Statistical Loan File, indicated a “Purchase”) to the Settlement Statement; Subsequent Sample Characteristics 22. and 23. to the Credit Report; Subsequent Sample Characteristic 24. to a query provided to us by the Company on June 30, 2020 (the “Subsequent Sample Loan Current Qualifying Credit Score Query”); Subsequent Sample Characteristics 25. and 26. to the Lien Summary; and Subsequent Sample Characteristics 29. and 30. to the corresponding information set forth on or derived from the Modification Agreement.

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Further, with respect to Subsequent Sample Characteristic 20., for those Subsequent Sample Loans for which the “loan purpose” field appearing on the Subsequent Statistical Loan File indicated a “Cash Out” or “Rate/Term Refinance” we (i) observed that there is no “sales price” indicated on the Settlement Statement and (ii) recalculated the “Amount to the Borrower” as the difference between (a) the original principal balance (as set forth on the Note) and (b) the sum of (1) the unpaid principal balance of the refinanced first mortgage loan, (2) the unpaid principal balance of any “secondary financing” relating to the subject property and (3) settlement charges relating to the subject mortgage loan (each as set forth on the Settlement Statement). At the Company’s instruction, we assumed that the loan purpose is (a) a “Cash Out” if the Amount to the Borrower was greater than or equal to the lesser of (i) $2,000 or (ii) 2% of the original principal balance (as set forth on the Note) and (b) a “Rate/Term Refinance” to the extent that it was not.

With respect to Subsequent Sample Characteristic 27., we recomputed the original loan-to-value ratio by dividing (a) the original principal balance (as set forth on the Note) by either (b) in the case of a “Purchase” (as determined from the Application and Settlement Statement), the lesser of (i) the appraised value (as set forth on or derived from the Appraisal Report) and (ii) sales price (as set forth on the Settlement Statement) or (c) in the case of a “Rate/Term refinance,” “Cash Out” or “Construction to Permanent” (as determined above or from the Application and Settlement Statement), the appraised value (as set forth on or derived from the Appraisal Report).

With respect to Subsequent Sample Characteristic 28., we recomputed the combined loan-to-value ratio by dividing (a) the sum of (i) the original principal balance (as set forth on the Note) and (ii) the senior or junior lien balance, if any, (as set forth on the Lien Summary) by either (b) in the case of a “Purchase” (as determined from the Application and Settlement Statement ), the lesser of (x) the appraised value (as set forth on or derived from the Appraisal Report) and (y) the sales price (as set forth on the Settlement Statement) or (c) in the case of a “Rate/Term refinance,” “Cash Out” or “Construction to Permanent” (as determined above or from the Application and Settlement Statement), the appraised value (as set forth on or derived from the Appraisal Report).

At your instruction, for purposes of such comparisons:

●	with respect to Subsequent Sample Characteristic 2., differences of thirty days or less are deemed to be “in agreement;”

●	with respect to Subsequent Sample Characteristic 7., differences of $0.01 or less are deemed to be “in agreement;”

●	with respect to Subsequent Sample Characteristic 17., a property type indicated on the Subsequent Statistical Loan File, as “Condo, High Rise (5+ stories)” or “Condo, Low Rise (4 or fewer stories)” and “Condominium” (as indicated on the Appraisal Report) are deemed to be “in agreement;”

●	with respect to Subsequent Sample Characteristic 17., a “planned unit development” property with HOA fees of less than $100 a month (as set forth on the Appraisal Report) is deemed to be “in agreement” with a “single family detached (non-PUD)” property (as set forth on Subsequent Statistical Loan File);

●	with respect to Subsequent Sample Characteristics 17., 18. and 19. and for the recalculations of Subsequent Sample Characteristics 27. and 28., for those Subsequent Sample Loans for which the Company provided us with two or more Appraisal Reports, we were instructed by the Company to use the Appraisal Report with the most recent appraisal date, except for those Subsequent Sample Loans where each such Appraisal Report indicated an appraisal date less than 30 days from the origination date (as set forth on the Note), we were instructed by the Company to use the Appraisal Report with the lowest appraised value;

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●	with respect to Subsequent Sample Characteristic 19. and for recalculations of Subsequent Sample Characteristics 27. and 28., for those Subsequent Sample Loans for which the Company provided us with an Appraisal Report with a prior purchase date (as set forth on the Appraisal Report) within six months of the origination date (as set forth on the Note), we were instructed to use the lesser of (a) the appraised value (as set forth on the Appraisal Report) or (b) the prior sales price (as set forth on the Appraisal Report);

●	with respect to Subsequent Sample Characteristic 23. and 24., if three scores were observed on the Credit Report, we used the median score or, if two scores were observed on the Credit Report, we used the lower score;

●	with respect to our comparison of Subsequent Sample Characteristic 26., differences of $100 or less are deemed to be “in agreement;”

●	with respect to Subsequent Sample Characteristic 27., differences of 1.0% or less are deemed to be “in agreement,” except to the extent that the Subsequent Statistical Loan File identified an original loan-to-value ratio less than or equal to 80% and our recomputed original loan-to-value ratio was greater than 80%; Further, for the Subsequent Sample Loan indicated in Appendix A, we noted a difference with respect to the original loan-to-value ratio (as determined above) when compared to the original loan-to-value ratio as set forth on the Subsequent Statistical Loan File. For this Subsequent Sample Loan, we were instructed to recompute the original loan-to-value ratio using the appraised value as set forth on the “Appraisal Field Review Report;”

●	with respect to Subsequent Sample Characteristic 28., differences of 1.0% or less are deemed to be “in agreement,” except to the extent that the Subsequent Statistical Loan File identified a combined loan-to-value ratio less than or equal to 100% and our recomputed combined loan-to-value ratio was greater than 100%Further, for the Subsequent Sample Loan indicated in Appendix A, we noted a difference with respect to the combined loan-to-value ratio (as determined above) when compared to the combined loan-to-value ratio as set forth on the Subsequent Statistical Loan File. For this Subsequent Sample Loan, we were instructed to recompute the combined loan-to-value ratio using the appraised value as set forth on the Appraisal Field Review Report; and

●	with respect to Subsequent Sample Characteristic 29., for those Subsequent Sample Loans where we observed the existence of a Modification Agreement, we compared a modification indicator of (i) “no” to the corresponding information set forth on the Subsequent Statistical Loan File, if the respective Modification Agreement indicates (a) a modification that reduces the monthly P&I payment of such Subsequent Sample Loan and (b) the interest rate and “maturity date” set forth on the Modification Agreement is in agreement with the Note (a “Recast Loan”) and (ii) “yes” to the corresponding information set forth on the Subsequent Statistical Loan File, if such Subsequent Sample Loan is not a Recast Loan.

The loan documents described above and any other related documents used in support of the Initial Sample Characteristics and Subsequent Sample Characteristics were provided to us by representatives of the Company and are collectively referred to hereinafter as the “Loan Documents.” We were not requested to perform and we did not perform any procedures with respect to the preparation or verification of any of the information set forth on the Loan Documents and make no representations concerning the accuracy or completeness of any of the information contained therein. In certain instances, our procedures were performed using data imaged facsimiles or photocopies of the Loan Documents. In addition, we make no representations as to whether the Loan Documents are comprehensive or valid instruments and reflect the current prevailing terms with respect to the corresponding Initial Sample Loans and Subsequent Sample Loans.

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Agreed-Upon Procedures’ Findings

The results of the foregoing procedures indicated that the Initial Sample Characteristics set forth on the Initial Statistical Loan File and Subsequent Sample Characteristics set forth on the Subsequent Statistical Loan File were found to be in agreement with the above mentioned Loan Documents, except as described in Appendix B. Supplemental information is contained on Appendix C.

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We make no representations as to the (i) actual characteristics or existence of the underlying documents or data comprising the mortgage loans underlying the Initial Statistical Loan File or the Subsequent Statistical Loan File, as applicable, or the conformity of their characteristics with those assumed for purposes of the procedures described herein, (ii) existence or ownership of the mortgage loans or (iii) reasonableness of any of the aforementioned information, assumptions or methodologies.

It should be understood that we make no representations as to questions of legal interpretation or as to the sufficiency for your purposes of the procedures enumerated in the preceding paragraphs. Also, such procedures would not necessarily reveal any material misstatement of the information referred to above. We have no responsibility to update this report for events or circumstances occurring after the date of this report.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to conduct, and did not conduct, an (i) audit conducted in accordance with generally accepted auditing standards or (ii) examination or a review conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants, the objective of which would be the expression of an opinion or conclusion, respectively, on the accompanying information. Accordingly, we do not express such an opinion or conclusion, or any other form of assurance, including reasonable assurance. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

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None of the engagement, procedures or report was intended to address, nor did they address, the (i) conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) value of collateral securing such assets or (iii) compliance of the originator of the assets with federal, state, and local laws and regulations.

None of the engagement, procedures or report were intended to satisfy, nor did they satisfy, any criteria for due diligence published by a nationally recognized statistical rating organization.

This report is intended solely for the information and use of the Specified Parties identified above and is not intended to be and should not be used by anyone other than these Specified Parties.

Yours truly,

/s/ Deloitte & Touche LLP

July 16, 2020

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Appendix A to Independent Accountants’ Report on Applying Agreed-Upon Procedures issued by Deloitte & Touche LLP dated July 16 2020.

In applying our agreed-upon procedures as outlined above, we performed an additional procedure with respect to Subsequent Sample Characteristics 27. and 28. for the following Subsequent Sample Loan:

301578425

The information above reflects the procedures performed and is subject to the conditions set forth in the agreed-upon procedures report to which this appendix is attached.

Appendix B to Independent Accountants’ Report on Applying Agreed-Upon Procedures issued by Deloitte & Touche LLP dated July 16, 2020.

In applying our agreed-upon procedures as outlined above, we observed the following:

Exception Description Number	Exception Description
1	Twenty differences for monthly P&I payment.
2	One difference for property type
3	Two differences for appraisal report date
4	Two differences for loan purpose
5	One difference for Borrower Score 3.
6	One difference for Co-Borrower Score 3.

The information above reflects the procedures performed and is subject to the conditions set forth in the agreed-upon procedures report to which this appendix is attached.

Appendix C to Independent Accountants’ Report on Applying Agreed-Upon Procedures issued by Deloitte & Touche LLP dated July 16, 2020 (Redacted)

Supplemental Information Related to the Findings Set Forth on Appendix A

Exception Description Number	Initial Sample Loan Number	Initial Sample Characteristic	Characteristic set forth on the Initial Statistical Loan File	Characteristic set forth on or derived from the Loan Documents

1	301573671	Monthly P&I payment	[REDACTED]	[REDACTED]
1	301573684	Monthly P&I payment	[REDACTED]	[REDACTED]
1	301573693	Monthly P&I payment	[REDACTED]	[REDACTED]
1	301573696	Monthly P&I payment	[REDACTED]	[REDACTED]
1	301573711	Monthly P&I payment	[REDACTED]	[REDACTED]
1	301573715	Monthly P&I payment	[REDACTED]	[REDACTED]
1	301573722	Monthly P&I payment	[REDACTED]	[REDACTED]
1	301573733	Monthly P&I payment	[REDACTED]	[REDACTED]
1	301573752	Monthly P&I payment	[REDACTED]	[REDACTED]
1	301573753	Monthly P&I payment	[REDACTED]	[REDACTED]
1	301573760	Monthly P&I payment	[REDACTED]	[REDACTED]
1	301573773	Monthly P&I payment	[REDACTED]	[REDACTED]
1	301573791	Monthly P&I payment	[REDACTED]	[REDACTED]
1	301573851	Monthly P&I payment	[REDACTED]	[REDACTED]
1	301573863	Monthly P&I payment	[REDACTED]	[REDACTED]
1	301573875	Monthly P&I payment	[REDACTED]	[REDACTED]
1	301573937	Monthly P&I payment	[REDACTED]	[REDACTED]
1	301573958	Monthly P&I payment	[REDACTED]	[REDACTED]
1	301582386	Monthly P&I payment	[REDACTED]	[REDACTED]
1	301573932	Monthly P&I payment	[REDACTED]	[REDACTED]
2	301349966	Property type	1 Family Attached	single family detached (non-PUD)
3	301340230	Appraisal report date	[REDACTED]	[REDACTED]
3	301595719	Appraisal report date	[REDACTED]	[REDACTED]
4	301362208	Loan purpose	first-time home purchase	other-than-first-time home purchase
4	301573684	Loan purpose	first-time home purchase	other-than-first-time home purchase
5	301539392	Borrower score 3	795	794
6	301595749	Co-borrower score 3	797	787

The information above reflects the procedures performed and is subject to the conditions set forth in the agreed-upon procedures report to which this appendix is attached.